CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Allowance for Expected Credit Losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Total allowance for impairment loss	£ 4,796	£ 4,000
Allowance account for credit losses of financial assets	4,796	4,000
Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Allowance account for credit losses of financial assets	£ 4,492	£ 3,806